Transactions with shareholders, related parties and affiliated entities	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Transactions with shareholders, related parties and affiliated entities
27.	Transactions with shareholders, related parties and affiliated entities

(a)	The table below presents the main transactions with shareholders, related parties and affiliated companies as of December 31, 2019 and 2018:

	2019	2018
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss
Participations - Royalty Pharma, Note 5(h)	117,682	78,808
Negotiable certificates of deposit – Financiera Oh! S.A.	9,372	20,809
Shares - InRetail Perú Corp.	—	7,322
Others	270	3,095

	127,324	110,034

Investments at fair value through other comprehensive income
Shares - InRetail Perú Corp., Note 5(i)	285,962	228,122
Corporate bonds - InRetail Shopping Malls S.A.	49,728	59,131
Corporate bonds - Colegios Peruanos S.A.	30,977	58,913
Corporate bonds - Intercorp Perú Ltd.	—	15,766
Corporate bonds - Cineplex S.A.	—	7,317

	366,667	369,249

Loans, net (b)	1,114,211	1,157,158
Accounts receivable from UTP (h)	77,824	58,968
Accounts receivable from Homecenters Peruanos S.A. (g)	39,141	39,141
Accounts receivable related to derivative financial instruments	817	3,908
Other assets (f)	11,928	10,183
Liabilities
Deposits and obligations	944,561	571,032
Other liabilities	56	214
Accounts payable related to derivative financial instruments	344	—
Off-balance sheet accounts
Indirect loans (b)	134,658	139,702

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	77,186	90,703	67,703
Interest and similar expenses	(17,471)	(17,747)	(9,397)
Valuation of financial derivative instruments	(52)	(201)	520
Rental income	22,118	13,461	3,318
(Loss) gain on sale of investment property	(7,164)	4,655	—
Administrative expenses	(38,717)	(40,279)	(42,743)
Others, net	15,294	17,114	37,383

(b)	As of December 31, 2019 and 2018, the detail of loans is the following:

	2019			2018
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Controlling	17	—	17	65,046	—	65,046
Affiliated	847,993	59,267	907,260	720,354	62,179	782,533
Associates	266,201	75,391	341,592	371,758	77,523	449,281

	1,114,211	134,658	1,248,869	1,157,158	139,702	1,296,860

(c)
As of December 31, 2019 and 2018, the directors, executives and employees of the Group have been involved, directly and indirectly, in credit transactions with certain subsidiaries of the Group, as permitted by Peruvian law, which regulates and limits on certain transactions with employees, directors and officers of financial entities. As of December 31, 2019 and 2018, direct loans to employees, directors and officers amounted to S/231,546,000 and S/223,381,000, respectively; said loans are repaid monthly and bear interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with shares of any Subsidiary.

(d)	The Group’s key personnel basic remmuneration for the years ended December 31, 2019, 2018 and 2017, are presented below:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Salaries	22,180	22,295	18,880
Board of Directors’ compensations	2,438	1,925	1,940

Total	24,618	24,220	20,820

(e)
As of December 31, 2019 and 2018, the Group holds participations in different mutual funds managed by Interfondos that are classified as investment at fair value through profit or loss and amount to S/701,000 and S/9,934,000, respectively.

(f)
It corresponds mainly to prepaid expenses for spaces ceded to Interbank in the stores of Supermercados Peruanos S.A. for the operation of financial agencies until the year 2030, and for an amount of approximately S/6,628,000 and S/8,856,000 as of December 31, 2019 and 2018, respectively (see Note 10(a)). Interbank may renew the term of the agreement for an additional term of 15 years.

(g)	It corresponds to a loan with maturity in 2046 and bears interests at market rates.

(h)	As of December 31, 2019 and 2018, corresponds to a financial lease for the construction of educational facilities in San Juan de Lurigancho and Ate Vitarte districts.

(i)
In Management’s opinion, transactions with related companies have been performed under market conditions and within the limits permitted by the SBS. Taxes generated by these transactions and the taxable base used for computing them are those customarily used in the industry and they are determined according to the tax rules in force.